Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Balance at beginning of number of shares	0	0
Number of shares treasury shares acquired	2,556,212	1,500,000
Number of shares treasury shares reissued	(1,641,994)	(1,500,000)
Balance at end of number of shares	914,218	0
Balance at beginning of average cost	$ 0	$ 0
Average cost treasury shares acquired	14,098	8,854
Average cost treasury shares reissued	(7,641)	(8,854)
Balance at end of average cost	$ 6,457	$ 0